Basis of Presentation and General Information, Disposal of Subsidiaries - 20F (Details) $ in Thousands			12 Months Ended
	Jul. 19, 2013	Jan. 29, 2013	Dec. 31, 2013 USD ($) Entity
Four Subsidiaries under DVB Facility [Member]
Disposal of Subsidiaries [Abstract]
Percentage in subsidiary sold		100.00%
Number of subsidiaries in which ownership interest sold | Entity			4
Gain from sale of subsidiaries | $			$ 5,538
Three Subsidiaries under UOB Facility [Member]
Disposal of Subsidiaries [Abstract]
Percentage in subsidiary sold	100.00%
Number of subsidiaries in which ownership interest sold | Entity			3
Gain from sale of subsidiaries | $			$ 20,181